Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Funding Arrangement [Line Items]
Cash Proceeds	$ 92,433	$ 95,456	$ 14,756	$ 215,168
Maximum [Member]
Funding Arrangement [Line Items]
Public offering price		$ 11.3867
Gross proceeds		$ 100,000
Series H-1 Redeemable Convertible Preferred Stock [Member]
Funding Arrangement [Line Items]
Preferred Stock, Shares Issued		22.4
Common stock warrants		22.4
Cash Proceeds		$ 127,000
Net of issuance costs		200
Preferred stock warrant at fair value		95,500
Common Stock warrant at fair value		31,500
Intrinsic value		$ 60,400
Cumulative dividend		$ 0.4554
Dividend		$ 0
Unpaid accumulated dividend		$ 16,800
Preferred stock liquidation per share		$ 5.6934
Preferred stock conversion to common stock price		5.6934
Preferred stock, conversion price		5.6934
Series H Preferred Stock [Member]
Funding Arrangement [Line Items]
Preferred Stock, Shares Issued			2.6	39.5
Common stock warrants			0.9	13.2
Cash Proceeds			$ 14,900	$ 216,600
Net of issuance costs			100	8,400
Cash Proceeds			$ 14,800	$ 215,200
Noncumulative dividend		0.4554
Preferred stock liquidation per share		5.6934
Preferred stock conversion to common stock price		5.6934
Preferred stock, conversion price		5.6934
Series A Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		10.3251
Preferred stock liquidation per share		129.0387
Preferred stock conversion to common stock price		91.7319
Preferred stock, conversion price		1.9011
Series B Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		8.5792
Preferred stock liquidation per share		107.5156
Preferred stock conversion to common stock price		81.5974
Preferred stock, conversion price		1.9011
Series C Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		23.1286
Preferred stock liquidation per share		288.9825
Preferred stock conversion to common stock price		139.6147
Preferred stock, conversion price		1.9011
Series D Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		0.0992
Preferred stock liquidation per share		1.2401
Preferred stock conversion to common stock price		1.2401
Preferred stock, conversion price		1.2401
Series E Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		0.0992
Preferred stock liquidation per share		2.4802
Preferred stock conversion to common stock price		1.2401
Preferred stock, conversion price		1.2401
Series F Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		0.1999
Preferred stock liquidation per share		2.4988
Preferred stock conversion to common stock price		2.4988
Preferred stock, conversion price		2.4988
Series G Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend		0.3505
Preferred stock liquidation per share		4.3808
Preferred stock conversion to common stock price		4.3808
Preferred stock, conversion price		$ 4.3808